SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	$ (2,728,158)	$ (2,878,901)	$ (2,735,297)
Cash flows used in investing activities	(219,540)	(2,439,997)	(273,213)
Cash flows generated from financing activities	6,836,946	5,716,615	3,074,304
Effect of exchange rate changes	(11,215)	(33,246)	(839)
Net increase in cash, cash equivalents and restricted cash	3,878,033	364,471	64,955
Cash and cash equivalents at beginning of the year	1,022,625	658,154	593,199
Cash, cash equivalents and restricted cash at the end of the year	4,900,658	1,022,625	658,154
Consolidated Entities [Member]
Condensed Financial Statements, Captions [Line Items]
Cash flows used in operating activities	(220,835)	(1,581,748)	(3,710)
Cash flows used in investing activities		(2,617,293)
Cash flows generated from financing activities	400,000	4,187,707	50,000
Effect of exchange rate changes	(96,016)	(9,545)	17
Net increase in cash, cash equivalents and restricted cash	83,149	(20,879)	46,307
Cash and cash equivalents at beginning of the year	25,428	46,307
Cash, cash equivalents and restricted cash at the end of the year	$ 108,577	$ 25,428	$ 46,307